UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS DIVERSIFIED GLOBAL FUND

                        - DREYFUS DIVERSIFIED INTERNATIONAL FUND

                        - DREYFUS DIVERSIFIED LARGE CAP FUND

- DREYFUS EMERGING ASIA FUND

                        - DREYFUS GREATER CHINA FUND

                        - DREYFUS SATELLITE ALPHA FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Diversified Global Fund

July 31, 2010 (Unaudited)

Other Investment--100.1%	Shares	Value ($)
Registered Investment Company:
Dreyfus Global Equity Income Fund, Cl. I	11,883 a	105,881
Dreyfus Global Sustainability
Fund, Cl. I	7,133 a	102,996
Dreyfus Worldwide Growth Fund, Cl. I	3,585 a	129,960
Global Stock Fund, Cl. I	14,468 a	176,658

Total Investments (cost $498,128)	100.1%	515,495
Liabilities, Less Cash and Receivables	(.1%)	(499)
Net Assets	100.0%	514,996

a	Investment in affiliated mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $498,128.

Net unrealized appreciation on investments was $17,367 of which $18,383 related to appreciated investment securities and $1,016 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	100.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	515,495	-	-	515,495

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2010 (Unaudited)

Other Investment--99.9%	Shares	Value ($)
Registered Investment Company:
Dreyfus Emerging Asia, Cl. I	679,276 a,b	7,601,094
Dreyfus Emerging Markets Fund, Cl. I	1,533,890 b	18,237,949
Dreyfus International Equity Fund,
Cl. I	3,234,185 b	80,692,913
Dreyfus International Value Fund,
Cl. I	6,968,623 b	74,982,383
Dreyfus/Newton International
Equity Fund, Cl. I	3,727,237 b	58,554,899
International Stock Fund, Cl. I	5,152,123 b	62,237,643

Total Investments (cost $285,960,713)	99.9%	302,306,881
Cash and Receivables (Net)	.1%	386,121
Net Assets	100.0%	302,693,002

a	Non-income producing security.
b	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)	Value (%)
Mutual Funds: Foreign	99.9

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $285,960,713. Net unrealized appreciation on investments was $16,346,168 of which $16,674,977 related to appreciated investment securities and $328,809 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 -	Significant
	Unadjusted Quoted	Other Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	302,306,881	-	-	302,306,881

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Large Cap Fund
July 31, 2010 (Unaudited)

Other Investment--97.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Research Growth Fund, Cl. Z	84,945 a	643,880
Dreyfus Strategic Value Fund, Cl. I	25,211 a	623,461
Dreyfus U.S. Equity Fund, Cl. I	27,747 a	327,699
Dreyfus/The Boston Company Large
Cap Core Fund	10,780 a	321,136

Total Investments (cost $1,879,239)	97.9%	1,916,176
Cash and Receivables (Net)	2.1%	42,095
Net Assets	100.0%	1,958,271

a	Investment in affiliated mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,879,239.

Net unrealized appreciation on investments was $36,937 of which $36,937 related to appreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	1,916,176	-	-	1,916,176

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
July 31, 2010 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
China--20.4%
AviChina Industry & Technology, Cl. H	3,300,000 a	1,351,014
Beijing Capital Land, Cl. H	3,428,000	1,112,142
Bengang Steel Plates, Cl. B	3,521,024	1,631,887
Chongqing Machinery & Electric, Cl. H	10,856,000 a	2,795,236
Hollysys Automation Technologies	376,545 a	3,675,079
Hunan Non-Ferrous Metal, Cl. H	10,802,000 a	3,476,665
Shanghai Friendship Group, Cl. B	2,209,401 b	3,179,328
Shenji Group Kunming Machine Tool, Cl. H	2,500,000	1,635,018
Suntech Power Holdings, ADR	313,000 a	3,111,220
Travelsky Technology, Cl. H	1,543,000	1,420,335
Visionchina Media, ADR	486,700 a	1,951,667
		25,339,591
Hong Kong--20.6%
China Foods	1,138,000	717,889
Chow Sang Sang	504,000	995,347
CIMC Enric Holdings	2,050,000 a	1,002,897
Daphne International Holdings	2,142,000	1,982,746
Inspur International	25,000,000	2,478,275
Intime Department Store Group	2,721,000	2,816,458
Lifestyle International Holdings	1,327,500	2,758,397
Samling Global	13,946,000	1,149,075
Shui On Construction and Materials	1,690,000	2,101,757
SRE Group	24,392,000	2,700,627
Sunny Optical Technology Group	11,774,000	2,425,285
Zhuzhou CSR Times Electric, Cl. H	1,650,000	4,418,410
		25,547,163
India--36.4%
Balrampur Chini Mills	1,910,000	3,418,285
Brushman India, GDR	300,000 a	47,100
Country Club India	2,516,353	1,030,292
Dewan Housing (Warrants 10/24/12)	550,356 b,c	3,253,094
Engineers India	570,000	3,968,075
Hero Honda Motors	90,000	3,520,871
Hinduja Ventures	200,000	1,559,746
IFCI	3,800,000	5,117,983
Ispat Industries	9,320,000	3,544,834
Jai Balaji Industries	415,000	1,929,900
Magma Fincorp (Warrants 10/24/12)	400,000 a,b,c	3,209,440
PVP Ventures	1,500,000	507,488
Reliance Infrastructure	153,418	3,662,295
Srei Infrastructure Finance	1,103,190	1,952,959
Tata Motors	270,000	4,923,187
Unitech	1,920,000	3,361,707
XL Telecom & Energy	322,700	220,789
		45,228,045
Indonesia--6.8%
Berlian Laju Tanker	41,801,000	1,121,109
Bisi International	3,905,000 a	641,487
Bumi Resources	13,439,500	2,583,220
Timah	14,826,500	4,100,753
		8,446,569
Malaysia--3.6%
KNM Group	15,458,800 a	2,429,865
Media Prima	3,034,271	2,069,905
		4,499,770
Singapore--1.2%
Ezra Holdings	1,000,000	1,470,805
Golden Agri-Resources (Warrants 7/23/12)	81,654 a	6,605
		1,477,410
South Korea--2.4%
CJ O Shopping	30,000 a	2,941,487
Sri Lanka--1.2%
John Keells Holdings (Warrants 1/20/15)	650,000 b	1,419,190

Thailand--2.4%
Land & Houses	17,300,000	3,028,505
Vietnam--4.1%
Kinh Bac City Development Share Holding (Warrants 5/5/14)	750,000 a,b	1,387,372
Petrovietnam Drilling and Well Services (Warrants
1/11/17)	466,333 a,b	1,117,783
Petrovietnam Fertilizer & Chemical (Warrants 6/18/18)	360,000 a,b	579,648
Petrovietnam General Services (Warrants 5/5/14)	130,000 a,b	157,157
Pha Lai Thermal Power (Warrants 1/17/12)	927,580 a,b,c	710,513
Saigon Securities (Warrants 1/17/12)	514,860 b,c	879,967
Vietnam Dairy Products (Warrants 1/20/15)	60,000 b	286,072
		5,118,512
Total Common Stocks
(cost $115,604,756)		123,046,242

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $570,000)	570,000 [d]	570,000
Total Investments (cost $116,174,756)	99.6%	123,616,242
Cash and Receivables (Net)	.4%	557,713
Net Assets	100.0%	124,173,955

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2010, the value of this security amounted to $16,179,564 or 13.0% of net assets.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities had a total market value of $8,053,014 or 6.5% of net assets.
d	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $116,174,756. Net unrealized appreciation on investments was $7,441,486 of which $20,869,718 related to appreciated investment securities and $13,428,232 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.4
Consumer Discretionary	20.5
Industrial	19.0
Materials	13.2
Information Technology	8.8
Consumer Staples	6.6
Energy	6.1
Utilities	3.5
Money Market investment	.5
99.6

† Based on net assets.

100-468-68

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	106,866,678	16,179,564	-	123,046,242
Mutual Funds	570,000	-	-	570,000

+ See Statement of Investments for country and industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s, GDR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
July 31, 2010 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
China--67.8%
American Dairy	650,646 a	8,608,047
AviChina Industry & Technology, Cl. H	104,026,000 a	42,588,050
Bank of China, Cl. H (Warrants 9/27/10)	140,000,000 a	1,784,358
Beijing Capital Land, Cl. H	68,334,000	22,169,511
Bengang Steel Plates, Cl. B	50,778,447	23,534,266
China Automation Group	43,310,000	30,165,060
China Communications Services, Cl. H	16,350,000	8,293,402
China International Marine Containers, Cl. B	8,000,178	11,648,795
China Merchants Property Development, Cl. B	8,678,901	16,983,495
China National Materials, Cl. H	60,754,000	47,555,110
China Shipping Container Lines, Cl. H	30,414,000 a	11,237,616
China XD Electric, Cl. A (Warrants 5/5/14)	6,508,000 a	6,686,970
ChinaSoft International	36,000,000 a	6,952,044
Chongqing Changan Automobile, Cl. B	26,292,615	19,598,872
Chongqing Machinery & Electric, Cl. H	56,142,000	14,455,616
CITIC Securities, Cl. A (Warrants 5/5/14)	9,927,999 a	18,788,738
CSG Holding, Cl. B	15,494,681	12,806,676
Dalian Refrigeration, Cl. B	16,238,818	12,021,011
Henan Pinggao Electric, Cl. A (Warrants 5/5/14)	8,246,247	12,124,457
Hollysys Automation Technologies	251,173 a	2,451,448
Hunan Non-Ferrous Metal, Cl. H	83,938,000 a	27,015,771
Inspur International	177,405,000	17,586,334
Intime Department Store Group	15,146,000	15,677,353
Kingsoft	25,086,000	14,694,728
LDK Solar, ADR	2,762,000 a	18,035,860
Lianhua Supermarket Holdings, Cl. H	4,270,000	18,415,835
Maanshan Iron and Steel, Cl. H	39,470,000	22,002,588
Shanghai Baosight Software, Cl. B	2,859,995	4,970,671
Shanghai Forte Land, Cl. H	40,252,000	12,229,768
Shanghai Friendship Group, Cl. B	22,700,801 b	32,666,453
Shanghai Jin Jiang International Hotels Group, Cl. H	10,838,000	2,888,273
Spreadtrum Communications, ADR	2,463,415 a,c	22,860,491
Suntech Power Holdings, ADR	2,018,011 a	20,059,029
Travelsky Technology, Cl. H	1,631,000	1,501,339
Visionchina Media, ADR	4,187,182 a,c	16,790,600
Xinjiang Xinxin Mining Industry, Cl. H	39,788,000	21,001,712
Zhuzhou CSR Times Electric, Cl. H	15,000,000	40,167,364
		639,017,711
Hong Kong--23.3%
China Agri-Industries Holdings	11,870,000	13,432,546
China Everbright	6,146,000	16,022,723
China Foods	22,218,000	14,015,861
China Travel International Investment Hong Kong	37,678,000 a	9,313,390
CIMC Enric Holdings	16,474,000 a	8,059,376
Digital China Holdings	9,722,000	15,770,480
Dynasty Fine Wines Group	55,507,000	23,081,765
Franshion Properties China	56,000	16,221
Ju Teng International Holdings	11,761,000	8,479,125
Lifestyle International Holdings	14,274,000	29,659,782
LK Technology Holdings	59,337,500 a,c	14,514,483
Shimao Property Holdings	20,615,500	39,545,665
TCC International Holdings	46,026,000	16,117,248
Truly International Holdings	4,284,000	5,813,114

Vtech Holdings	583,000	6,199,652
		220,041,431
Taiwan--8.3%
Coretronic	6,086,000	8,461,351
D-Link	14,476,000	11,158,494
HON HAI Precision Industry	2,250,000	9,057,999
KGI Securities	36,582,000	15,126,672
Pixart Imaging	750,090	4,213,528
Shin Kong Financial Holding	33,067,693 a	11,970,766
Wistron	11,276,515	18,193,887
		78,182,697
Total Common Stocks
(cost $880,094,833)		937,241,839

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,380,000)	1,380,000 [d]	1,380,000

Total Investments (cost $881,474,833)	99.5%	938,621,839
Cash and Receivables (Net)	.5%	4,702,774
Net Assets	100.0%	943,324,613

ADR - American Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2010, the value of this security amounted to $32,666,453 or 3.5% of net assets.
c	Investment in non-controlled affiliates (cost $53,766,201).
d	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $881,474,833. Net unrealized appreciation on investments was $57,147,006 of which $168,982,532 related to appreciated investment securities and $111,835,526 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Industrial	23.0
Financial	18.3
Information Technology	18.0
Consumer Discretionary	14.5
Materials	13.0
Consumer Staples	11.7
Telecommunication Services	.9
Money Market Investment	.1
99.5

† Based on net assets.

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sales:
Hong Kong Dollar,
Expiring 8/2/2010	26,800,000	3,449,385	3,450,273	(888)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 -	Significant
	Unadjusted Quoted	Other Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	904,575,386	32,666,453	-	937,241,839
Mutual Funds	1,380,000	-	-	1,380,000
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(888)	-	(888)

+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
July 31, 2010 (Unaudited)

Other Investment--100.6%	Shares	Value ($)
Registered Investment Company:
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	2,995 a	42,262
Dreyfus Global Absolute Return
Fund, Cl. I	9,629 a,b	117,476
Dreyfus Global Real Estate
Securities Fund, Cl. I	8,443 a	56,565
Dreyfus Inflation Adjusted
Securities Fund	3,876 a	49,734
Dreyfus International Bond Fund,
Cl. I	1,975 a	32,415
Dreyfus Natural Resources Fund,
Cl. I	1,519 a,b	33,079
Emerging Markets Opportunity Fund,
Cl. I	1,825 a	18,560

Total Investments (cost $320,671)	100.6%	350,091
Liabilities, Less Cash and Receivables	(.6%)	(1,956)
Net Assets	100.0%	348,135

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $320,671.

Net unrealized appreciation on investments was $29,420 of which $29,420 related to appreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	350,091	-	-	350,091

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investments Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 24, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	September 24, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)